Fair Value of Assets and Liabilities - Additional Information (Details) $ in Thousands		12 Months Ended
	Oct. 02, 2017 USD ($) mortgage_note loan	Dec. 31, 2017 loan
Debt Instrument [Line Items]
Number of loans assumed | loan		8
First Potomac Realty Trust
Debt Instrument [Line Items]
Number of loans assumed | loan	5
Long term debt acquired	$ 167,936
FPO Mortgage | Mortgages | First Potomac Realty Trust
Debt Instrument [Line Items]
Number of loans assumed | mortgage_note	5
Long term debt acquired	$ 167,548
Fair value of debt	$ 167,936